Employee Benefit Plans (Details) - Schedule of other post-employment benefit plans	Dec. 31, 2021	Dec. 31, 2020
Canadian [Member]
Benefit costs for the year ended
Discount rate	3.20%	3.20%
US [Member]
Benefit costs for the year ended
Discount rate		2.95%
Health care cost trend rate
Other medical trend rates
Bottom of range [member] | Canadian [Member]
Benefit costs for the year ended
Health care cost trend rate	3.49%	3.49%
Other medical trend rates	4.00%	4.00%
Bottom of range [member] | US [Member]
Benefit costs for the year ended
Discount rate	2.50%
Top of range [member] | Canadian [Member]
Benefit costs for the year ended
Health care cost trend rate	5.49%	5.49%
Other medical trend rates	4.56%	4.56%
Top of range [member] | US [Member]
Benefit costs for the year ended
Discount rate	2.85%